Employee Information - Summary of Average Number of Employees (Detail) - Continuing operation [member] - Employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number of employees [line items]
Average number of employees	20,438	20,744	21,191
UK [member]
Disclosure of number of employees [line items]
Average number of employees	3,244	3,395	3,304
Other European countries [member]
Disclosure of number of employees [line items]
Average number of employees	809	878	886
US [member]
Disclosure of number of employees [line items]
Average number of employees	11,357	11,757	11,432
Canada [member]
Disclosure of number of employees [line items]
Average number of employees	522	593	648
Asia Pacific [member]
Disclosure of number of employees [line items]
Average number of employees	3,369	2,738	2,812
Other countries [member]
Disclosure of number of employees [line items]
Average number of employees	1,137	1,383	2,109